Letter of Credit (Details Narrative) (10-K) - USD ($) $ in Thousands	Dec. 31, 2019	Aug. 31, 2019
Letter of credit		$ 350
New Jersey [Member]
Letter of credit		$ 350
Former Landlord [Member]
Letter of credit	$ 350